GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill

The change in the carrying value of goodwill for the six months ended June 30, 2021, was as follows (in thousands):

Balance as of December 31, 2020	$400,160
Acquisition of Mountain Aviation	37,216
Balance as of June 30, 2021	$437,376

The change in the carrying value of goodwill for the years ended December 31, 2020 and 2019, respectively was as follows (in thousands):

Balance as of January 1, 2019	$—
Acquisition of TMC	3,732
Balance as of December 31, 2019	3,732
Acquisition of WUPJ	341,671
Acquisition of Gama	54,757
Balance as of December 31, 2020	$400,160

Schedule of gross carrying value, accumulated amortization and net carrying value of intangible assets

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	June 30, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$11,644	$68,356
Customer relationships	71,900	10,269	61,631
Non-competition agreement	210	153	57
Trade name	14,230	3,986	10,244
Developed technology	19,545	4,970	14,575
Leasehold interest – favorable	600	46	554
Total	$186,485	$31,068	$155,417

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest -favorable	600	35	565
Total	$184,145	$20,435	$163,710

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest – favorable	600	35	565
Total	$184,145	$20,435	$163,710

	December 31, 2019
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Non-competition agreement	$100	$58	$42
Trade name	900	105	795
Developed technology	19,447	735	18,712
Leasehold interest – favorable	600	14	586
Total	$21,047	$912	$20,135

Schedule of gross carrying value, accumulated amortization and net carrying value of intangible liabilities

The gross carrying value, accumulated amortization and net carrying value of intangible liabilities consisted of the following (in thousands):

	June 30, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$2,917	$17,083

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$1,917	$18,083

The gross carrying value, accumulated amortization and net carrying value of intangible liabilities are as follows (in thousands):

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$1,917	$18,083

Schedule of future amortization expense of intangible assets and intangible liabilities

Future amortization expense of intangible assets and intangible liabilities held as of June 30, 2021 are as follows (in thousands):

	Intangible	Intangible
Year ending December 31,	Assets	Liabilities
2021	$10,646	$1,000
2022	19,610	2,000
2023	19,350	2,000
2024	19,187	2,000
2025	19,070	2,000
Thereafter	67,554	8,083
	$155,417	$17,083

Future amortization expense of intangible assets and intangible liabilities held are as follows (in thousands):

	Intangible	Intangible
Year ending December 31,	Assets	Liabilities
2021	$20,578	$2,000
2022	19,333	2,000
2023	19,078	2,000
2024	18,915	2,000
2025	18,798	2,000
Thereafter	67,008	8,083
	$163,710	$18,083